COMMON STOCK (Details Textuals 2) (USD $)	6 Months Ended			1 Months Ended			0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Officers and Directors	May 31, 2012 Officers and Directors Rights	Mar. 31, 2012 Officers and Directors Rights	Mar. 30, 2012 Officers and Directors Rights	Dec. 08, 2011 Foreign Consultants Restricted Stock consultants
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common stock issued							215,000
Stock Grant to Consultant for services rendered	$ 3,250						$ 299,710
Closing trading price				$ 1.50			$ 1.70
Restricted stock discount							18.00%
Method of discount calculation							Finnerty Method
Number of foreign consultants							6
Number of shares issued					1,014,032
Proceeds from issuance of common stock	90,000				1,267,540
Proceeds from the Rights Offering concluded March 30,2012	731,639				1,267,540	1,267,540
Number of shares issued for cash					585,311	585,311
Value of shares issued for cash					731,639	731,639
Number of shares issued for repayment of debt					428,721	428,721
Value of shares issued for repayment of debt					535,901
Due to officers or stockholders			506,750		506,750
Number of shares issued and contributed pursuant				50,834
Shares issued and contributed pursuant, Amount	$ 76,250	$ 72,500		$ 76,250